SHORT-TERM INVESTMENTS	12 Months Ended
Mar. 31, 2018
Disclosure of short-term investments [Abstract]
SHORT-TERM INVESTMENTS
3.	SHORT-TERM INVESTMENTS

As at March 31, 2018, short-term investments consist of the following:

	Carrying value	Interest rates	Maturity
Term deposits	$36,596	3.6% - 4.15%	April 11 - August 3, 2018
Bonds	20,314	3.88% - 8.75%	June 4, 2018 - October 31, 2046
	$56,910

As at March 31, 2017, short-term investments consist of the following:

	Carrying value	Interest rates	Maturity
Term deposits	7,141	3.38% - 3.66%	May 19 - 22, 2017
Bonds	16,325	3% - 8.7%	April 17, 2017 - December 10, 2020
	$23,466

All bonds were purchased on open markets and are readily tradable.